Accounts Payable And Accrued Liabilities (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
Trade	$ 133	$ 112
Program rights	3	4
Accrued liabilities	422	521
Accrued network fees	117	117
Interest and dividends	260	210
Related parties (note 29)	24	24
Total accounts payable and accrued liabilities	$ 959	$ 988